PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 12,314	$ 10,149	$ 9,852
Depreciation expense of discontinued Operations	0	0	6
Impairment of property and equipment	8,764
Gain (loss) on disposal of property and equipment	(11)	51	(3)
Mining machines
PROPERTY AND EQUIPMENT, NET
Impairment of property and equipment	$ 8,764	$ 0	$ 0